16. Reserve for Warrants: Schedule Summarizes the Warrant Activity (Details) - Warrants - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Number of Warrants Outstanding	1,295,000	1,525,054	821,106	880,525
Weighted Average Exercise Price Outstanding	$ 5.13	$ 4	$ 3.93	$ 1.55
Number Of Warrant Issued Of Finders Warrants From IPO			184,000
Issued as Finders' Warrants from IPO, per share			$ 9.375
Issuance of Agents' Warrants	86,000
Issuance of Agents' Warrants per Share	$ 2.67
Number of Issued as Incentive Warrants		75,000
Issued as Incentive Warrants - per share		$ 3
Number of Issued as Incentive Warrants 2		75,000
Issued as Incentive Warrants - per share 2		$ 4
Number of Issued as Incentive Warrants 3		75,000
Issued as Incentive Warrants - per share 3		$ 5
Issuance of Performance Warrants	100,000
Issuance of Performance Warrants per Share	$ 2
Issuance of Performance Warrants 2	100,000
Issuance of Performance Warrants 2 per Share	$ 2.5
Issuance of Performance Warrants 3	100,000
Issuance of Performance Warrants 3 per Share	$ 3
Number of Issued as Settlement Warrants	2,000,000	500,000
Issued as Settlement Warrants - per share	$ 1.5	$ 2.5
Number Of Warrants Exercised		(21,052)	(243,419)
Number of Warrants Exercised, per share		$ 1.5	$ 1.5
Number of Warrants Expired	(32,000)
Number of Warrants Expired, per share	$ 1.25
Number Of Warrants Expired 2	(512,627)
Number Of Warrants Expired 2 Per Share	$ 1.5
Number Of Warrants Expired 3	(71,427)
Number Of Warrants Expired 3 Per Share	$ 2.25
Cancellation of Settlement Warrants	(2,000,000)
Cancellation of Settlement Warrants per Shares	$ 1.5